UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner       New York, New York             11/11/10
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                         -------------

Form 13F Information Table Entry Total:  72
                                         -------------

Form 13F Information Table Value Total:  $90,657
                                         -------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.            Form 13F File Number                 Name
   ---            --------------------      --------------------------
    1              28-7384                  Nathaniel Bohrer
   ---            --------------------      --------------------------
    2              28-7750                  Marjorie Gochberg Kellner
   ---            --------------------      --------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                                Voting Authority
                                                           Value   Shares/   Sh/ Put/ Invstmt   Other
Security                      Title of class    CUSIP    (x$1000)  Prn Amt   Prn Call Dscretn Managers   Sole     Shared        None
------------------------------------------------------------------------------------------------------------------------------------
3Par Inc                            COM       88580F109     330     10,000   SH        Other    1 2 3                10,000
Abraxis Bioscience Inc              COM       00383Y102    1740     22,500   SH        Other    1 2 3                22,500
ADC Telecommunications            COM NEW     000886309     443     35,000   SH        Other    1 2 3                35,000
Air Products                        COM       009158106     373      4,500   SH        Other    1 2 3                4,500
Airgas Inc                          COM       009363102   8,460    124,500   SH        Other    1 2 3               124,500
Airtran Holdings Inc                COM       00949P108   1,103    150,000   SH        Other    1 2 3               150,000
Alberto- Culver Co                  COM       013078100     941     25,000   SH        Other    1 2 3                25,000
Alcon Inc                         COM SHS     H01301102   7,005     42,000   SH        Other    1 2 3                42,000
American Oil & Gas                  COM       028723104     341     42,100   SH        Other    1 2 3                42,100
Arcsight Inc                        COM       039666102     762     17,500   SH        Other    1 2 3                17,500
Avis Budget Group Inc               COM       053774105     117     10,000   SH        Other    1 2 3                10,000
Brocade Communications            COM NEW     111621306     264     45,000   SH        Other    1 2 3                45,000
Bruker Corp                         COM       116794108   1,543    110,000   SH        Other    1 2 3               110,000
Capital Gold Corp                 COM NEW     14018Y205     531    110,000   SH        Other    1 2 3               110,000
Casey's General Store Inc           COM       147528103     313      7,500   SH        Other    1 2 3                7,500
Charles River Labs                  COM       159864107     238      7,192   SH        Other    1 2 3                7,192
Cheesecake Factory                  COM       163072101   1,588     60,000   SH        Other    1 2 3                60,000
Children's Place                    COM       168905107   1,463     30,000   SH        Other    1 2 3                30,000
Cinemark Holdings Inc               COM       17243V102     322     20,000   SH        Other    1 2 3                20,000
Citigroup Inc                       COM       172967101     156     40,000   SH        Other    1 2 3                40,000
Coca-Cola Enterprises               COM       191219104     310     10,000   SH        Other    1 2 3                10,000
Coca-Cola Enterprises               COM       191219904   1,860     60,000   SH  Call  Other    1 2 3                60,000
Cogent Inc                          COM       19239Y108     479     45,000   SH        Other    1 2 3                45,000
Crucell ADR                    SPONSORED ADR  228769105     259      7,800   SH        Other    1 2 3                7,800
Cypress Bioscience             COM PAR $.02   232674507     404    105,000   SH        Other    1 2 3               105,000
Diamond Management and Tech.        COM       25269l106     500     40,000   SH        Other    1 2 3                40,000
Dynegy                              COM       26817G300      49     10,000   SH        Other    1 2 3                10,000
Dynegy                              COM       26817G900     122     25,000   SH  Call  Other    1 2 3                25,000
Fossil Inc                          COM       349882100     807     15,000   SH        Other    1 2 3                15,000
Genzyme                             COM       372917104   6,569     92,800   SH        Other    1 2 3                92,800
Genzyme                             COM       372917954   2,124     30,000   SH   Put  Other    1 2 3                30,000
Hanesbrands Inc                     COM       410345102   1,073     41,500   SH        Other    1 2 3                41,500
Harvest Natural Resources           COM       41754V103     521     50,000   SH        Other    1 2 3                50,000
Hertz Global Holdings               COM       42805T105     397     37,500   SH        Other    1 2 3                37,500
Hewitt Assocs Inc                   COM       42822Q100   7,262    144,000   SH        Other    1 2 3               144,000
Hewlett-Packard Co                  COM       428236953     421     10,000   SH   Put  Other    1 2 3                10,000
Hypercom Corp                       COM       44913M105     130     20,000   SH        Other    1 2 3                20,000
Iron Mtn Inc PA                     COM       462846106   1,564     70,000   SH        Other    1 2 3                70,000
Keithley Instruments Inc            COM       487584104     645     30,000   SH        Other    1 2 3                30,000
Kenneth Cole Prdts                 CL A       193294105     583     35,000   SH        Other    1 2 3                35,000
Kinross Gold Corp               COM NO PAR    496902404     782     41,669   SH        Other    1 2 3                41,669
Krispy Kreme Doughnuts              COM       501014104     396     86,500   SH        Other    1 2 3                86,500
Lattice Semiconductor               COM       518415104     225     47,400   SH        Other    1 2 3                47,400
Liberty Acquisition Hldg            COM       53015Y107   2,133    207,300   SH        Other    1 2 3               207,300
Mariner Energy                      COM       56845T305   1,151     47,500   SH        Other    1 2 3                47,500
Mcafee Inc                          COM       579064106   4,584     97,000   SH        Other    1 2 3                97,000
Microtune                           COM       59514P109     203     70,000   SH        Other    1 2 3                70,000
NBTY Inc                            COM       628782104     643     11,700   SH        Other    1 2 3                11,700
Netapp Inc                          COM       64110D104     498     10,000   SH        Other    1 2 3                10,000
Netezza Corp                        COM       64111N101   1,482     55,000   SH        Other    1 2 3                55,000
Novell Inc                          COM       670006105   1,463    245,000   SH        Other    1 2 3               245,000
NU Horizons Elec Corp               COM       669908105     348     50,000   SH        Other    1 2 3                50,000
Occam Networks Inc                COM NEW     67457P309     274     35,000   SH        Other    1 2 3                35,000
OSI Systems                         COM       671044105     545     15,000   SH        Other    1 2 3                15,000
Pactiv Corp                         COM       695257105   2,803     85,000   SH        Other    1 2 3                85,000
Phillips Van Heusen                 COM       718592108   1,053     17,500   SH        Other    1 2 3                17,500
Phoenix Tech                        COM       719153108     293     75,000   SH        Other    1 2 3                75,000
Polycom Inc                         COM       73172K104     255      9,350   SH        Other    1 2 3                9,350
Potash Corp                         COM       73755L107   7,461     51,800   SH        Other    1 2 3                51,800
Psychiatric Solutions Inc           COM       74439H108   2,281     68,000   SH        Other    1 2 3                68,000
Qwest Communications Intl In        COM       749121109     473     75,362   SH        Other    1 2 3                75,362
Regis Co                            COM       758932107     765     40,000   SH        Other    1 2 3                40,000
Regis Co                            COM       758932957     383     20,000   SH   Put  Other    1 2 3                20,000
Ross Stores Inc                     COM       778296103     547     10,000   SH        Other    1 2 3                10,000
Sapient Corp                        COM       803062108   1,676    140,000   SH        Other    1 2 3               140,000
Skechers USA Inc CL A              CL A       830566105     235     10,000   SH        Other    1 2 3                10,000
Stein Mart Ltd                      COM       858375108     177     20,000   SH        Other    1 2 3                20,000
TPC Group                           COM       89236Y104   1,310     55,000   SH        Other    1 2 3                55,000
Talecris Biotherapeutics            COM       874227951     229     10,000   SH   Put  Other    1 2 3                10,000
Unica Corp                          COM       904583101   1,364     65,000   SH        Other    1 2 3                65,000
Wuxi AppTec Inc ADR            SPONS ADR SHS  929352102     172     10,019   SH        Other    1 2 3                10,019
Zymogenetics Inc                    COM       98985T109     341     35,000   SH        Other    1 2 3                35,000